Goodwill, Software and Other Intangible Assets - Additional Information (Detail) $ in Billions			12 Months Ended
	Aug. 01, 2018 CAD ($)	Aug. 01, 2016	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Oct. 31, 2018 USD ($)	Aug. 01, 2017	Oct. 31, 2016 CAD ($)
Disclosure of intangible assets material to entity [line items]
Assets			$ 597,099,000,000	$ 565,264,000,000
Cash flow projection period			Five-year
Goodwill			$ 5,564,000,000	5,367,000,000			$ 1,539,000,000
Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			5,564,000,000	5,367,000,000
Canadian Commercial Banking and Wealth Management [Member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount			0	(28,000,000)
Canadian Commercial Banking and Wealth Management [Member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			954,000,000	892,000,000
Canadian Commercial Banking and Wealth Management [Member] | Wealth management [member]
Disclosure of intangible assets material to entity [line items]
Impairment loss			0
Low end level of price-to-earnings multiples	9.2	10.8
High end level of price-to-earnings multiples	19.2	22.3
Corporate and other [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount			351,000,000	392,000,000
Corporate and other [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			462,000,000	454,000,000
U.S. Commercial banking and wealth management [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	3.50%
Forecasted cash flows discounted at after-tax rate	10.00%
Forecasted cash flows discounted at pre-tax rate	11.20%
Net additions and disposals of gross carrying amount			12,000,000	471,000,000
U.S. Commercial banking and wealth management [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			4,078,000,000	3,952,000,000
Capital markets [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount			0	1,000,000
Capital markets [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			63,000,000	62,000,000
Canadian Personal and Small Business Banking [member]
Disclosure of intangible assets material to entity [line items]
Net additions and disposals of gross carrying amount			0	1,000,000
Canadian Personal and Small Business Banking [member] | Cash-generating units [member]
Disclosure of intangible assets material to entity [line items]
Goodwill			7,000,000	$ 7,000,000
First Caribbean International Bank Limited [member]
Disclosure of intangible assets material to entity [line items]
Assets					$ 12
Impairment loss			$ 0
Terminal growth rate	2.50%					2.50%
Forecasted cash flows discounted at after-tax rate	14.70%					14.00%
Forecasted cash flows discounted at pre-tax rate	16.50%
First Caribbean International Bank Limited [member] | A10% decrease in each of the terminal year's and subsequent years' forecasted cash flows [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	0.10
Estimated recoverable amount	$ 135,000,000
First Caribbean International Bank Limited [member] | A 50 basis point increase in the after-tax discount rate [member]
Disclosure of intangible assets material to entity [line items]
Terminal growth rate	0.0050
Estimated recoverable amount	$ 78,000,000